Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
	December 31, 2012	December 31, 2011
Cash on hand and at banks	$61,283	$70,767
Short-term deposits and highly liquid funds	196,585	100,329
Total cash and cash equivalents	$257,868	$171,096